SUBSIDIARY PUBLIC ISSUERS - Additional Information (Details) - CAD ($) $ in Millions	Oct. 30, 2015	Jun. 30, 2018	Apr. 17, 2017	Feb. 22, 2017	Mar. 11, 2015
Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate		3.30%		3.30%
Medium-Term Notes, Public - Canadian - Maturing February 22, 2024 | CAD
Disclosure of information about consolidated structured entities [line items]
Face amount			$ 400	$ 300
Medium-Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate		3.30%	3.30%
Medium-Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate | CAD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate			3.10%
Medium-Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate | USD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate			4.00%	4.10%
Medium Term Notes, Public - Canadian - Maturing October 30, 2018 | Fixed interest rate
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate		3.00%
Medium Term Notes, Public - Canadian - Maturing October 30, 2020 | Fixed interest rate
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate		3.50%
Medium Term Notes, Public - Canadian - Maturing March 11, 2022 | Fixed interest rate
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate		3.50%
Debt Issuers | Medium Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of information about consolidated structured entities [line items]
Face amount			$ 400
Debt Issuers | Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate | CAD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate			3.30%
Debt Issuers | Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate | USD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate			4.00%
Debt Issuers | Medium-Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of information about consolidated structured entities [line items]
Face amount				$ 300
Debt Issuers | Medium-Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate | CAD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate				3.30%
Debt Issuers | Medium-Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate | USD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate				4.10%
Debt Issuers | Medium-term Notes Under The Indenture In The Canadian Bond Market
Disclosure of information about consolidated structured entities [line items]
Face amount	$ 500
Debt Issuers | Medium-term Notes Under The Indenture In The Canadian Bond Market | Fixed interest rate | USD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate	3.80%
Debt Issuers | Medium Term Notes, Public - Canadian - Maturing October 30, 2018
Disclosure of information about consolidated structured entities [line items]
Face amount	$ 125
Debt Instrument, Period Term	3 years
Debt Issuers | Medium Term Notes, Public - Canadian - Maturing October 30, 2018 | Fixed interest rate | CAD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate	3.00%
Debt Issuers | Medium Term Notes, Public - Canadian - Maturing October 30, 2020
Disclosure of information about consolidated structured entities [line items]
Face amount	$ 375
Debt Instrument, Period Term	5 years
Debt Issuers | Medium Term Notes, Public - Canadian - Maturing October 30, 2020 | Fixed interest rate | CAD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate	3.50%
Debt Issuers | Medium Term Notes, Public - Canadian - Maturing March 11, 2022
Disclosure of information about consolidated structured entities [line items]
Face amount					$ 450
Debt Issuers | Medium Term Notes, Public - Canadian - Maturing March 11, 2022 | Fixed interest rate | CAD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate					3.50%
Debt Issuers | Medium Term Notes, Public - Canadian - Maturing March 11, 2022 | Fixed interest rate | USD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate					3.90%